SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Credit Loss [Abstract]
Balance at beginning, January 1	$ (382,245)	$ (383,105)
Allowance for expected credit losses
Foreign currency translation	2,886	860
Balance at end of period	$ (379,359)	$ (382,245)